Going Concern Uncertainty (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (161,170,512)	$ (160,386,420)	$ (159,616,335)
Cash from operating activities	$ 227,785		$ (23,950)